Allison L. Pristash 60 State Street Mail Stop BO7-19-4 Boston, MA 02109 Tel +1 617 357 1220 allison.pristash@blackrock.com

December 20, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)
Securities Act File No. 333-92935;
Investment Company Act File No. 811-09729

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares Paris-Aligned Climate MSCI World ex USA ETF, each dated December 18, 2023, do not differ from those contained in Post-Effective Amendment No. 2,695 to the Trust’s Registration Statement on Form N-1A, filed electronically on December 18, 2023.

Yours truly,

/s/ Allison L. Pristash
Allison L. Pristash
Assistant Secretary